Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2018 $	2017 $	2016 $
Time-charter revenues (i)	—	—	5,404
RSA pool management fees and commissions (ii)	—	(2,799)	(9,813)
Commercial management fees (iii)	—	(1,187)	(1,870)
Vessel operating expenses - technical management fee (iv)	(10,400)	(8,775)	(9,155)
Strategic and administrative service fees (v)	(32,918)	(21,185)	(10,122)
Secondment fees (vi)	(679)	(382)	—
Lay-up services revenues (vii)	—	33	302
LNG terminal services revenues (viii)	1,689	388	70
Technical management fee recoveries (ix)	13,811	7,666	—
Service revenues (x)	1,019	1,939	—
Entities under Common Control (note 4)
RSA pool management fees and commissions (ii)	—	2,799	9,813
Commercial management fees (iii)	—	1,187	1,870
Strategic and administrative service fees (v)	—	(7,026)	(15,508)
Secondment fees (vi)	—	(248)	(644)
Technical management fee revenues (ix)	—	4,890	11,742
Service revenues (x)	—	1,772	5,482

i
In December 2015, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was due to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, which subsequently expired on July 15, 2016.

ii.
The Company’s share of TTOL’s fees for revenue sharing arrangements are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income. The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (notes 4 and note 7c). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

iii.
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels, which are not included in the RSAs. These fees are reflected in voyage expenses on the Company’s consolidated statements of (loss) income. Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

iv.
The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of (loss) income. Commencing October 1, 2018, the Company has elected to receive ship management services for its own vessels from its wholly-owned subsidiaries and will no longer subcontract these services from the Manager.

v.
The Manager’s strategic and administrative service fees have been presented in general and administrative fees, except for fees related to technical management services, which have been presented in vessel operating expenses, on the Company’s consolidated statements of (loss) income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 14) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

vi.
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of (loss) income.

vii.	The Company recorded revenue of $0.3 million for the year ended December 31, 2016 to provide lay-up services to Teekay for two of its in-chartered vessels.

viii.
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP, for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest.

ix.
The Company receives reimbursements from Teekay, which subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income. Commencing October 1, 2018, the Company has elected to receive technical management services for its own vessels from its wholly-owned subsidiaries and will no longer subcontract these services from the Manager.

x.
The Company recorded revenue of $1.0 million and $1.9 million for the years ended December 31, 2018 and 2017, respectively, relating to TTOL's administration of certain revenue sharing arrangements and provision of certain commercial services to participants in the arrangements. The Company also recorded revenue of $1.8 million and $5.5 million for the years ended December 31, 2017 and 2016, respectively, associated with the Entities under Common Control. Commencing October 1, 2018, the Company has elected to receive certain commercial services from its wholly-owned subsidiaries and will no longer subcontract these services from the Manager.